Disclosure of effect of changes in foreign exchange rates (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Cash and cash equivalents	$ 44,013,742	$ 10,116,324	$ 8,928,717
Amounts receivable	170,574	68,636
Taxes receivable	3,914,453	1,546,202
Total financial assets	48,098,769	11,731,162
Less: accounts payable and accrued liabilities	(1,462,538)	(906,291)
Net financial assets	46,636,231	10,824,871
Canadian Dollar [Member]
Statements [Line Items]
Cash and cash equivalents	11,308,391	10,074,987
Amounts receivable	169,449	64,263
Taxes receivable	36,519	19,500
Total financial assets	11,514,359	10,158,750
Less: accounts payable and accrued liabilities	(730,583)	(306,778)
Net financial assets	10,783,776	9,851,972
US Dollar [Member]
Statements [Line Items]
Cash and cash equivalents	32,359,542	39,180
Amounts receivable	0	0
Taxes receivable	0	0
Total financial assets	32,359,542	39,180
Less: accounts payable and accrued liabilities	(731,593)	(581,493)
Net financial assets	31,627,949	(542,313)
Mexican Peso [Member]
Statements [Line Items]
Cash and cash equivalents	345,809	2,157
Amounts receivable	1,125	4,373
Taxes receivable	3,877,934	1,526,702
Total financial assets	4,224,868	1,533,232
Less: accounts payable and accrued liabilities	(362)	(18,020)
Net financial assets	$ 4,224,506	$ 1,515,212